Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Loss Before Taxes	Loss before taxes is comprised as follows:
	Year Ended December 31,
	2023	2022	2021

Domestic (Israel)	$23,348	$38,274	$41,197
Foreign	448	1,154	1,404

	$23,796	$39,428	$42,601

Schedule of Deferred Tax Assets	Significant components of the Company’s deferred tax assets are as follows:
	December 31,
	2023	2022
Deferred tax assets:
Carryforward losses	$40,133	$34,984
Research and development expenses	4,044	5,376
Operating lease liabilities	292	490
Reserves and allowances	207	157

Deferred tax assets before valuation allowance	44,676	41,007
Valuation allowance	(44,338)	(40,448)

Total deferred tax assets	338	559

Deferred tax liabilities:
Operating lease ROU assets	(338)	(559)

Total deferred tax liabilities	(338)	(559)

Net deferred tax assets, net	$-	$-